February 14, 1996
                               THE DREYFUS/LAUREL
                                  FUNDS TRUST --
                             DREYFUS CORE VALUE FUND
                           SUPPLEMENT TO PROSPECTUS
                       FOR INVESTOR AND CLASS R SHARES
                              DATED APRIL 10, 1995
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD AND FOURTH PARAGRAPHS IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND -- INVESTMENT MANAGER":
        The Fund is managed by a committee of portfolio managers of Dreyfus and no person is primarily responsible for making recommendations to the committee. This committee, which also comprises the Equity Policy Group of The Boston Company Asset Management, Inc. ("TBCAM"), is responsible for the management of over $6 billion in pension and institutional equity assets. TBCAM is an indirect wholly-owned subsidiary of Mellon Bank Corporation.
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
                     (CONTINUED ON REVERSE SIDE)
        THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES" AND "SHAREHOLDER SERVICES":
        Fund shares are also offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program. These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.
DREYFUS STEP PROGRAM -- Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Fund's Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund reserves the right to redeem your account if you have terminated your participation in the Program and your account's net asset value is $500 or less. See "How to Redeem Fund Shares." The Fund may modify or terminate this Program at any time. Investors who wish to purchase Investor shares through Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts."
                                                       312/712s021496



                                                    February 14, 1996
                         THE DREYFUS/LAUREL
                            FUNDS TRUST --
                         DREYFUS CORE VALUE FUND
                        SUPPLEMENT TO PROSPECTUS
                        FOR INSTITUTIONAL SHARES
                          DATED APRIL 10, 1995
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD AND FOURTH PARAGRAPHS IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND -- INVESTMENT MANAGER":
        The Fund is managed by a committee of portfolio managers of Dreyfus and no person is primarily responsible for making recommendations to the committee. This committee, which also comprises the Equity Policy Group of The Boston Company Asset Management, Inc. ("TBCAM"), is responsible for the management of over $6 billion in pension and institutional equity assets. TBCAM is an indirect wholly-owned subsidiary of Mellon Bank Corporation.
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
392/s021496